Commitments and Contingencies - Lease Costs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lease, Cost
Short term lease costs	$ 270
Total lease cost	6,139
Research and development
Lease, Cost
Operating lease cost	3,156
Variable lease cost	1,222
General and administrative
Lease, Cost
Operating lease cost	1,241
Variable lease cost	$ 250